Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 5,747,010,000,000	₩ 5,074,338,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,023,543,000,000	1,454,773,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	324,263,000,000	295,309,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	2,000,382,000,000	1,990,849,000,000
Contract assets [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	136,737,000,000	129,771,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	920,977,000,000	1,055,102,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 341,108,000,000	₩ 148,534,000,000